Share Based Compensation - Summary of LTV Share-Settled Plan (Detail) kr in Millions	12 Months Ended
	Dec. 31, 2018 SEK (kr) shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum shares required	1,594,920
Outstanding number of shares end of 2018	28,200,000	43,700,000
Members of Executive Board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum shares required	6,000,000
Granted shares	1,500,000
Increase due to performace condition	400,000
Outstanding number of shares end of 2018	1,900,000
Compensation cost charged during 2018 (SEK million) | kr	kr 32.6
The President and CEO [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted shares	800,000
Outstanding number of shares end of 2018	1,000,000
Compensation cost charged during 2018 (SEK million) | kr	kr 18.4
LTV 2018 [member] | Members of Executive Board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum shares required	3,000,000
Granted shares	800,000
Increase due to performace condition	400,000
Outstanding number of shares end of 2018	1,200,000
Compensation cost charged during 2018 (SEK million) | kr	kr 17.9
LTV 2018 [member] | The President and CEO [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted shares	400,000
Outstanding number of shares end of 2018	600,000
Compensation cost charged during 2018 (SEK million) | kr	kr 8.6
LTV 2017 [member] | Members of Executive Board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum shares required	3,000,000
Granted shares	700,000
Outstanding number of shares end of 2018	700,000
Compensation cost charged during 2018 (SEK million) | kr	kr 14.7
LTV 2017 [member] | The President and CEO [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted shares	400,000
Outstanding number of shares end of 2018	400,000
Compensation cost charged during 2018 (SEK million) | kr	kr 9.8